6. EQUITY TRANSACTIONS (Details - Warrant activity) - Warrants - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Warrants outstanding, beginning balance	1,414,190	1,512,946
Warrants granted	806,478	290,610
Warrants exercised	(590,659)	(254,324)
Warrants cancelled/forfeited	(199,271)	(135,042)
Warrants outstanding, ending balance	1,430,738	1,414,190
Warrants exercisable	1,430,738	1,414,190
Outstanding, Weighted Average Exercise Price	$ 5.00	$ 5.50
Granted, Weighted Average Exercise Price	8.46	9.00
Exercised, Weighted Average Exercise Price	4.29	4.00
Cancelled/Forfeited, Weighted Average Exercise Price	7.11	5.50
Outstanding Weighted Average Exercise Price	6.84	5.00
Exercisable, Weighted Average Exercise Price	6.84	5.00
Warrants Weighted average estimated fair value of warrants granted	$ 11.83	$ 4.50